Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended	34 Months Ended
	Sep. 30, 2024	Sep. 30, 2024		Sep. 30, 2023	Sep. 30, 2022	Dec. 16, 2021
C000247942 [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	FPA Global Equity ETF (FPAG) - NAV
Account Value	$ 12,792	$ 12,792		$ 9,747	$ 7,508	$ 10,000
Average Annual Return, Percent	31.24%	9.23%	[1]
MSCI AC World Index Net [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	MSCI AC World Index (Net)
Account Value	$ 12,066	$ 12,066		$ 9,158	$ 7,581	$ 10,000
Average Annual Return, Percent	31.76%	6.97%	[1]

[1]	FPA Global Equity ETF commenced operations on December 16, 2021.